Segment Information - Assets By Segments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow
Decarbonization credits (see Note 16)	R$ 370,501	R$ 713,453	R$ 778,885
Assets
Investments	521,381	2,148,633
Property, plant and equipment	12,167,097	7,135,966	6,387,581	R$ 5,862,413
Intangible assets	3,316,478	1,908,330	R$ 2,553,917	R$ 1,918,349
Right-of-use assets	1,928,694	1,671,324
Other current and non-current assets	31,415,344	26,693,821
Total assets (excluding intersegment transactions)	49,348,994	39,558,074
Ipiranga [member]
Assets
Investments	102,837	146,450
Property, plant and equipment	3,428,819	3,282,469
Intangible assets	1,277,871	1,017,405
Right-of-use assets	826,598	911,783
Other current and non-current assets	21,191,237	20,944,583
Total assets (excluding intersegment transactions)	26,827,362	26,302,690
Ultragaz [member]
Assets
Investments	4,092	1,042
Property, plant and equipment	1,667,025	1,566,376
Intangible assets	274,971	333,652
Right-of-use assets	187,116	152,024
Other current and non-current assets	3,563,356	2,156,708
Total assets (excluding intersegment transactions)	5,696,560	4,209,802
Oxiteno [member]
Assets
Total assets (excluding intersegment transactions)	4,189,654
Ultracargo [member]
Assets
Investments	238,607	216,134
Property, plant and equipment	2,596,271	2,157,663
Intangible assets	286,219	283,598
Right-of-use assets	620,628	599,853
Other current and non-current assets	447,929	393,368
Total assets (excluding intersegment transactions)		3,650,616
Hidrovias do Brasil S.A. [member]
Assets
Investments	135,973
Property, plant and equipment	4,340,526
Intangible assets	1,201,198
Right-of-use assets	288,733
Other current and non-current assets	2,351,670
Total assets (excluding intersegment transactions)	8,318,100
Others [member]
Assets
Investments	39,872	1,785,007
Property, plant and equipment	134,456	129,458
Intangible assets	276,219	273,675
Right-of-use assets	5,619	7,664
Other current and non-current assets	3,861,152	3,199,162
Total assets (excluding intersegment transactions)	4,317,318	5,394,966
Subtotal Segments [member]
Assets
Investments	521,381	2,148,633
Property, plant and equipment	12,167,097	7,135,966
Intangible assets	3,316,478	1,908,330
Right-of-use assets	1,928,694	1,671,324
Other current and non-current assets	31,415,344	26,693,821
Total assets (excluding intersegment transactions)	R$ 49,348,994	R$ 39,558,074